Subsequent events (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Subsequent Events

The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of euro)
Mizuho Capital Investment (EUR) 1 Limited	500	Arrival of optional redemption date